Variable Interest Entities (Details Textual) $ in Thousands, ft² in Millions		3 Months Ended	12 Months Ended
	Aug. 25, 2021 USD ($)	Jun. 30, 2023 USD ($) a ft²	Dec. 31, 2022 USD ($) ft² a Vehicle	Dec. 31, 2021 USD ($)
Area of Real Estate Property (Square Foot) | ft²		5.4	5.4
Number of Parking Spaces		15,676	15,750
Assets		$ 429,386	$ 436,113	$ 429,147
Liabilities		$ 248,554	249,105	223,323
Variable Interest Entity, Initial Consolidation, Gain (Loss)			$ 0	$ 146
Cardinal Lot [Member]
Area of Real Estate Property (Square Foot) | a		2.56	2.56
Number of Parking Spaces		376	376
MVP St. Louise [Member]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage		51.00%	51.00%
Assets	$ 12,000	$ 12,000
Liabilities	6,200	$ 6,100
Variable Interest Entity, Initial Consolidation, Gain (Loss)	$ 400
MVP St Louis and MVP St Louis Cardinal Lot Master Tenant LLC [Member]
Assets			$ 12,600
Liabilities			$ 6,200